Equity	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity
Equity
Share capital
At December 31, 2018, the authorized share capital of FCA was forty million Euro (€40,000,000), divided into two billion (2,000,000,000) FCA common shares, nominal value of one Euro cent (€0.01) per share and two billion (2,000,000,000) special voting shares, nominal value of one Euro cent (€0.01) per share.
At December 31, 2018, fully paid-up share capital of FCA amounted to €19 million (€19 million at December 31, 2017) and consisted of 1,550,617,563 common shares and of 408,941,767 special voting shares, all with a par value of €0.01 each (1,540,089,690 common shares and 408,941,767 special voting shares, all with a par value of €0.01 each at December 31, 2017).
The following table summarizes the changes in the number of outstanding common shares and special voting shares of FCA during the year ended December 31, 2018:

	Common Shares	Special Voting Shares	Total
Balance at January 1, 2018	1,540,089,690	408,941,767	1,949,031,457
Shares issued to Key management	10,527,873	—	10,527,873
Balance at December 31, 2018	1,550,617,563	408,941,767	1,959,559,330

On October 29, 2014, the Board of Directors of FCA resolved to authorize the issuance of up to a maximum of 90,000,000 common shares under the equity incentive plan and the long-term incentive program which had been adopted before the closing of the Merger and under which equity awards can be granted to eligible individuals. Any issuance of shares during the period from 2014 to 2018 are subject to the satisfaction of certain performance/retention requirements and any issuances to directors are subject to FCA shareholders' approval (refer to Note 18, Share-based compensation).
Mandatory Convertible Securities
On December 15, 2016, each U.S.$100 notional amount of the Mandatory Convertible Securities that had been issued in December 2014 was converted to 8.3077 of FCA's common shares based upon the average volume weighted average prices of FCA common shares on the New York Stock Exchange during the 20 consecutive trading day period beginning November 14, 2016 and ending on December 12, 2016 (inclusive), which resulted in the issuance of total of 238,846,375 FCA common shares.
Other reserves:
Other reserves comprised the following:

•
a legal reserve of €12,831 million at December 31, 2018 (€11,594 million at December 31, 2017) determined in accordance to the Dutch law and primarily relating to development expenditures capitalized by subsidiaries and their earnings, subject to certain restrictions on distributions to FCA;

•	capital reserves of €5,920 million at December 31, 2018 (€5,817 million at December 31, 2017);

•	retained earnings, after the separation of the legal reserve, of positive €1,836 million (negative €333 million at December 31, 2017); and

•	profit attributable to owners of the parent of €3,608 million for the year ended December 31, 2018 (€3,491 million for the year ended December 31, 2017).
Other comprehensive income
Other comprehensive income was as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on remeasurement of defined benefit plans	€317	€(72)	€616
Share of gains/(losses) on remeasurement of defined benefit plans for equity method investees	—	2	(5)
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	(4)	14	15
Items relating to discontinued operations	1	8	(32)
Total Items that will not be reclassified to the Consolidated Income Statement (B1)	314	(48)	594

Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(losses) on cash flow hedging instruments arising during the period	99	47	(25)
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	(108)	82	(215)
Total Gains/(losses) on cash flow hedging instruments	(9)	129	(240)
Foreign exchange gains/(losses)	126	(1,982)	509
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(77)	(94)	(97)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	(26)	(27)	(25)
Total Share of Other comprehensive (loss)/income for equity method investees	(103)	(121)	(122)
Items relating to discontinued operations	(91)	58	(60)
Total Items that may be reclassified to the Consolidated Income Statement (B2)	(77)	(1,916)	87

Total Other comprehensive income (B1)+(B2)=(B)	237	(1,964)	681
Tax effect	(82)	(30)	(196)
Tax effect - discontinued operations	1	(1)	4
Total Other comprehensive income, net of tax	€156	€(1,995)	€489

Gains and losses arising from the remeasurement of defined benefit plans primarily include actuarial gains and losses arising during the period, the return on plan assets (net of interest income recognized in the Consolidated Income Statement) and any changes in the effect of the asset ceiling. These gains and losses are offset against the related defined benefit plan's net liabilities or assets (Note 19, Employee benefits liabilities).
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2018			2017			2016
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
(Losses)/gains on remeasurement of defined benefit plans	€317	€(76)	€241	€(72)	€(18)	€(90)	€616	€(265)	€351
Gains/(Losses) on cash flow hedging instruments	(9)	(6)	(15)	129	(12)	117	(240)	69	(171)
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	(4)	—	(4)	14	—	14	15	—	15
Foreign exchange (losses)/gains	126	—	126	(1,982)	—	(1,982)	509	—	509
Share of Other comprehensive income/(loss) for equity method investees	(103)	—	(103)	(119)	—	(119)	(127)	—	(127)
Items relating to discontinued operations	(90)	1	(89)	66	(1)	65	(92)	4	(88)
Total Other comprehensive income	€237	€(81)	€156	€(1,964)	€(31)	€(1,995)	€681	€(192)	€489

Policies and processes for managing capital
The objectives identified by the Group for managing capital are to create value for shareholders as a whole, safeguard business continuity and support the growth of the Group. As a result, the Group endeavors to maintain an adequate level of capital that, at the same time, enables it to obtain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds, including by means of achieving an adequate credit rating.
The Group constantly monitors the ratio between debt and equity, particularly the level of net debt and the generation of cash from its industrial activities. In order to reach these objectives, the Group continues to aim for improvement in the profitability of its operations. Furthermore, the Group may sell part of its assets to reduce the level of its debt, while the Board of Directors may make proposals to FCA shareholders at a general meeting of FCA shareholders to reduce or increase share capital or, where permitted by law, to distribute reserves. The Group may also make purchases of treasury shares, without exceeding the limits authorized at a general meeting of FCA shareholders, under the same logic of creating value, compatible with the objectives of achieving financial equilibrium and an improvement in the Group's rating.
The FCA Board intends to recommend to the upcoming Annual General Meeting of Shareholders an annual ordinary dividend distribution to holders of FCA common shares of €0.65 per common share (a total distribution of approximately €1 billion). The distribution, from the Company's 2018 profits, will be subject to the approval by the Annual General Meeting of Shareholders, which is scheduled to be held on April 12, 2019.
If the dividend proposal is approved by shareholders, FCA common shares will be traded ex-dividend as of April 23, 2019 at the NYSE and the MTA. In compliance with the listing requirements of the NYSE and the MTA, the dividend record date will be April 24, 2019. The payment of the dividend is expected to be during May 2019.
No dividends have been declared or paid by FCA in the preceding five years. Proposed dividends on ordinary shares are not recognized as a liability as at December 31, 2018.
The FCA loyalty voting structure
The purpose of the loyalty voting structure is to reward long-term ownership of FCA common shares and to promote stability of the FCA shareholder base by granting long-term FCA shareholders with special voting shares to which one voting right is attached in addition to the one granted by each FCA common share that they hold. In connection with the Merger, FCA issued 408,941,767 special voting shares with a nominal value of €0.01 each to those eligible shareholders of Fiat who had elected to participate in the loyalty voting structure upon completion of the Merger in addition to FCA common shares. In addition, an FCA shareholder may, at any time, elect to participate in the loyalty voting structure by requesting that FCA register all or some of the number of FCA common shares held by such an FCA shareholder in the Loyalty Register. Only a minimal dividend accrues to the special voting shares, which is allocated to a separate special dividend reserve, and they shall not carry any entitlement to any other reserve of FCA. Having only immaterial economic entitlements, the special voting shares do not impact earnings per share.